--------------------------------------------------

DIRECTORS                                  OFFICERS
Barton M. Biggs                            James W. Grisham
CHAIRMAN OF THE BOARD                      VICE PRESIDENT
  Chairman and Director, Morgan Stanley    Michael F. Klein
  Asset Management Inc. and Morgan         VICE PRESIDENT
  Stanley Asset Management Limited;        Harold J. Schaaff,
  Managing Director, Morgan Stanley & Co.  Jr.
  Incorporated; Director, Morgan Stanley   VICE PRESIDENT
  Group Inc.                               Joseph P. Stadler
Warren J. Olsen                            VICE PRESIDENT
DIRECTOR AND PRESIDENT                     Valerie Y. Lewis
  Principal, Morgan Stanley Asset          SECRETARY
  Management Inc. and Morgan Stanley &     Karl O. Hartmann
  Co. Incorporated                         ASSISTANT SECRETARY
John D. Barrett II                         James R. Rooney
Chairman and Director, Barrett             TREASURER
Associates, Inc.                           Joanna M. Haigney
Gerard E. Jones                            ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer,
Rand McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

----------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
----------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in equity securities of emerging country issuers.

For the three months ended March 31, 1997, the Portfolio had a total return of 10.16% for the Class A shares and 10.10% for the Class B shares, as compared to a total return of 9.59% for the IFC Global Total Return Composite Index. The average annual total return for the one year ended March 31, 1997 and for the period from inception on September 25, 1992 through March 31, 1997 was 13.01% and 14.61%, respectively, for the Class A shares as compared to 11.39% and 14.21%, respectively, for the Index.

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX(1)
----------------------------------------------------

                                               TOTAL RETURNS(2)
                                    ---------------------------------------
                                                           AVERAGE ANNUAL
                                       YTD     ONE YEAR    SINCE INCEPTION
                                    ---------  ---------  -----------------
PORTFOLIO--CLASS A................      10.16%     13.01%         14.61%
PORTFOLIO--CLASS B(3).............      10.10      12.72          17.53
INDEX.............................       9.59      11.39          14.21

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (includes dividends).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW, AS MEASURED BY THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX, ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Portfolio's strong outperformance over the quarter was equally attributable to strong country selection and good stock selection.

A broad-based rally drove emerging markets in the first three months of this year, as 21 of 27 markets followed by MSCI registered positive returns for the first quarter. Leaders included Russia, up 50.4%, Turkey, up 47.4% and Brazil, up 21.0%. During the quarter, Thailand continued to disappoint investors, as banking problems and currency issues saw the market trail down 15.2%.

Latin America turned in stellar performance as only one market, Venezuela, was off in the first quarter (-0.8%). Tremendous forward progress on the privatization and market reform front propelled the markets. In telecommunications, the government is resetting tariff levels in order to lay the ground work for eventual privatization and liberalization. The sale of iron ore behemoth CVRD to a strategic partner also proceeded. The significance of these developments should not be underestimated, as we think they demonstrate the seriousness with which the government is moving forward with free market reforms. The Portfolio benefited from overweight positions in Brazil and Mexico. Telebras and Femsa were outstanding performers for the quarter and are among our top ten holdings.

Similarly, in Emerging Europe, only the Czech Republic saw negative returns, as negative news on the macro-economic front held the market back. Our Russian holdings contributed in excess of 100 basis points to performance for the quarter. Stand-out performers included Lukoil and Surgutneftegaz, both up in excess of 25%.

Asian returns were relatively subdued, ranging from -3.3% in Korea to +9.5% in Taiwan. Scandal continued to rock the Korean market, as Sammi, a large steel company, announced problems in the wake of the Hanbo Steel bankruptcy. The Won was devalued 6.6% versus the U.S. dollar, further buffeting the market. Thailand continued its descent on a dearth of good news. S&P's downgrade of the credit rating of several major Thai banks precipitated another market slide.

On the positive side, Asian monthly trade deficit figures are on the decline as exports of electronics continue to improve. Taiwan was one of the best performing Asian markets as the electronic and construction sectors were bolstered by recovery in earnings and growth prospects. Our underweight in the Malaysian market was a plus, as that market declined 0.1% during the quarter.

India's strong early performance, largely a result of the newly unveiled budget, was halted in March by political upheaval. The Congress Party's Mr. Kesri challenged Prime Minister Deve Gowda's economic reform program and his rule of the coalition of 13 political parties, causing his resignation. Despite the setback, the Portfolio's Indian holdings did well, led by BHEL and State Bank of India's strong first quarter returns.

Neighboring Pakistan was up 19.0% in the first quarter, driven by the electoral victory of Nawaz Sharif in February. Sharif's election has renewed hopes of forward progress on a much-needed reform program in this market. Compelling valuations and 30% earnings growth rates make this market extremely attractive. We are overweight Pakistan in the Portfolio.

South Africa's strong return for the quarter results from rand appreciation (5.5%) and increasingly positive market sentiment. A declining interest rate outlook and more attractive valuations have attracted portfolio flows, and while the rand is not expected to continue to appreciate, earnings growth prospects and continuation of privatization should sustain the market near-term.

The majority of markets shrugged off the 25 basis point increase in U.S. interest rates shortly after its announcement. Hong Kong and Thailand were hit more severely than most markets by the increase.

We are optimistic about the outlook for the emerging markets in 1997. Foreign direct investment has continued to grow, and the emerging markets continue to make progress on the macro-economic issues confronting them. We do expect to see steady, albeit lower, flows of cash into the emerging markets as the likelihood of a U.S. market correction increases.

We are heartened by the broad-based nature of the rally in these markets, as economic reform takes hold and barriers to progress are removed. The emerging markets are in much better financial shape now than at the end of 1994. While it is unlikely that the emerging markets would continue to rise in the face of a developed market correction, we would fully expect that they rebound faster and farther in the event that such a correction takes place.

Madhav Dhar
PORTFOLIO MANAGER

Marianne L. Hay
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
COMMON STOCKS (85.7%)
  ARGENTINA (2.6%)
              6    Acindar, Class B                    $         --
        293,038    Quilmes (Registered)                       2,959
        241,868    Telecom Argentina ADR                     11,126
        580,045    Telefonica Argentina ADR                  17,039
        310,065    YPF ADR                                    8,217
                                                       ------------
                                                             39,341
                                                       ------------
  BRAZIL (7.3%)
         20,000    CELESC GDR                                 2,280
         17,566    CEMIG ADR                                    727
         84,361    CEMIG ADR (144A)                           3,501
     12,068,800    CRT                                       14,014
         37,260    Brahma ADR                                   485
     95,110,000    Eletrobras                                39,328
        496,963    Eletrobras ADR                            10,312
      9,666,000    Lightpar                                   2,920
    139,407,000    Telebras                                  14,055
        229,385    Telebras ADR                              23,483
      4,957,162    Telesp                                     1,240
                                                       ------------
                                                            112,345
                                                       ------------
  CHILE (0.5%)
        147,900    CCU ADR                                    2,921
        167,112    Santa Isabel ADR                           4,324
                                                       ------------
                                                              7,245
                                                       ------------
  CHINA (0.7%)
      2,212,700    China International Marine
                    Container Ltd., Class B                   2,807
         60,000    Guangshen Railway Co., Ltd. ADR            1,313
      4,056,000    Guangshen Railway Co., Ltd., Class
                    H                                         1,754
     12,106,000    Yizheng Chemical Fibre Co., Ltd.,
                    Class H                                   2,593
      7,998,000    Zhenhai Refining & Chemical Co.,
                    Ltd., Class H                             2,916
                                                       ------------
                                                             11,383
                                                       ------------
  COLOMBIA (0.3%)
     12,728,000    Banco de Colombia                          5,085
                                                       ------------
  EGYPT (1.7%)
         89,993    Ameriyah Cement Co.                        2,226
        185,840    Commercial International Bank              4,471

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
        187,700    Commercial International Bank GDR
                    (Registered)                       $      4,242
        114,650    Eastern Tobacco                            2,961
         14,525    Egypt American Bank                          688
         49,350    Egyptian Finance & Industrial              3,008
         78,000    Helwan Cement                              1,751
         10,230    Madinet Nasr Housing & Development         1,410
         21,655    North Cairo Flour Mills Co.                1,179
        125,765    Tora Portland Cement                       3,537
                                                       ------------
                                                             25,473
                                                       ------------
  HONG KONG (4.1%)
        805,000    Cheung Kong Holdings Ltd.                  7,090
      3,710,000    China Everbright-IHD Holdings Ltd.         2,801
     10,353,000    China Resources Beijing Land               6,480
      3,700,000    China Resources Enterprise Ltd.            7,974
        289,000    Hang Seng Bank Ltd.                        2,984
      1,257,200    Hong Kong Telecommunications Ltd.          2,150
      1,049,000    Hutchison Whampoa Ltd.                     7,886
      1,338,000    Lai Sun Development Co., Ltd.              1,554
      1,410,000    New World Development Co., Ltd.            7,606
      2,075,000    Shanghai Industrial Holdings Ltd.          9,105
        672,000    Sun Hung Kai Properties Ltd.               7,111
                                                       ------------
                                                             62,741
                                                       ------------
  HUNGARY (0.5%)
         21,178    Borsod Chem Rt. GDR (Registered)             778
          7,700    Gedeon Richter                               498
         28,300    Gedeon Richter GDR (Registered)            1,748
        158,984    MOL Magyar GDR (Registered)                2,734
         19,750    Pannonplast Industries plc                   877
        117,500    Tisza Vegyi Kombinat Rt. GDR
                    (Registered)                              1,451
                                                       ------------
                                                              8,086
                                                       ------------

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
  INDIA (8.7%)
        230,000    American Dry Fruits                 $         43
          1,170    Andhra Valley Power Supply Co.,
                    Ltd.                                          3
        486,850    Apollo Tyres Ltd.                          1,463
         34,500    AP Rayon Ltd., Class B                        27
         48,146    Associated Cement Cos. Ltd.                1,778
        891,500    Balaji Foods & Feeds                         106
            400    Bharat Forge Co., Ltd., Class A                1
      4,001,400    Bharat Heavy Electricals                  32,972
        219,300    Bharat Pipes & Fittings Ltd.,
                    Class B                                       6
        710,040    Birla VXL Ltd.                               317
        141,642    Carrier Aircon Ltd.                          828
        335,400    Ceat Ltd.                                    444
          8,777    Century Textiles and Industries
                    Ltd.                                        508
      1,148,400    Container Corp. of India Ltd.             13,772
         86,000    Cosmo Films Ltd.                              67
        380,100    Crompton Greaves Ltd.                        949
        115,100    Dabur India Ltd.                             805
        600,000    DCL Polyesters Ltd.                          110
         38,800    Delta Industries Ltd.                         18
        185,000    Esab India Ltd.                              450
         50,000    Essel Packagings Ltd.                        133
          5,950    Federal Bank Ltd. (New)                       14
          4,900    Fuller KCP Ltd.                               20
        200,300    Garware Plastics & Polyester (New)           430
        376,700    Garware Plastics & Polyester,
                    Class A                                     809
        688,500    Godrej Soaps Ltd.                            584
      3,109,500    Great Eastern Shipping Co.                 3,100
        387,800    Gujarat Ambuja Cements Ltd.                2,717
         75,100    Gujarat Narmada Valley Fertilizers
                    Co., Ltd.                                    47
        322,650    Hero Honda, Class B                        2,697
        740,100    Hindustan Development Corp., Ltd.            291
        129,706    Housing Development Finance Corp.          9,948
        122,650    ICI India Ltd.                               472
       @ 55,194    India Magnum Fund Ltd., (The)
                    Class A                                   2,153
       @ 78,000    India Magnum Fund Ltd., (The)
                    Class A (Restricted)                      3,042
        644,625    India Organic Chemical Ltd.                  144
      1,000,000    Indian Petrochemicals Corp., Ltd.          3,856
                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
         16,500    Indian Seamless Metal Tubes Ltd.
                    (New)                              $         16
         40,000    Indian Seamless Steel & Alloys                 4
        571,047    Indo Rama Synthetics Ltd.                    314
        171,154    Indo Rama Synthetics Ltd. (New)               83
      1,149,500    Industrial Finance Corp. of India            818
        100,000    Infosys Technology Ltd.                    2,808
        130,700    ITC Agrotech Ltd., Class B                   128
        388,350    ITC Bhadrachalam Paperboards Ltd.            536
        500,913    ITC Bhadrachalam Paperboards Ltd.
                    (New)                                       650
         12,755    ITC Ltd.                                     127
          5,292    JCT Ltd. GDR                                  14
      1,500,162    JK Synthetics Ltd.                           339
        490,000    KEC International Ltd.                       854
        110,200    Kirloskar Oil Engines Ltd.                   270
        185,450    Lakme Ltd., Class B                        1,196
        150,000    Lakshmi Precision Screws                     113
             10    Madras Cement Ltd.                             2
        798,800    Mahanagar Telephone Nigam                  5,369
        306,484    Mahavir Spinning Mills Ltd.                  615
   @ 42,697,100    Morgan Stanley Growth Fund                 7,145
       @ 19,389    Morgan Stanley India Investment
                    Fund, Inc.                                  189
         73,581    MRF Ltd., Class B                          6,340
         25,000    OM Sindoori Hotels Ltd.                       43
        350,000    Patheja Forgings & Auto Parts,
                    Class B                                     206
            530    PCS Data Products Ltd., Class B               --
        218,500    Philips India Ltd.                           481
         14,900    Priyadarshini Cement Ltd., Class B             6
         75,700    PVD Plastic Mouldings Industries
                    Ltd., Class B                                 6
         95,600    Raymond Ltd.                                 207
        104,875    Raymond Ltd. (Bonus Shares)                  212
          3,770    Reliance Industries Ltd. GDS                  58
         73,581    Reliance Industries Ltd. GDS (New)         1,131
         84,500    Rossel Industries Ltd.                        66
      1,248,100    Sanghi Polyesters Ltd.                       317
            350    SCICI Ltd., Class B                           --
        135,400    Shanti Gears Ltd.                            598
         37,300    Sharp Industries Ltd.                          5
        150,636    Shree Vindhya Paper Mills                     79
         92,500    Siemens India Ltd.                           760

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
  INDIA (CONTINUED)
         45,000    Sri Venkatesa Mills Ltd.            $        126
      1,605,150    State Bank of India                       12,210
         37,250    Sudarshan Chemical Industries Ltd.            67
         22,250    Super Forgings & Steels                        4
        312,662    Tata Engineering & Locomotive,
                    Class A                                   2,965
            570    Tata Hydro Electric Power                      1
          3,699    Tata Iron & Steel Co., Ltd.                   17
        196,017    Tube Investments of India                    280
          1,676    United Phosphorus Ltd. GDR                    10
      1,430,600    Uttam Steels Ltd., Class A                   411
            100    Videocon International Ltd., Class
                    A                                            --
         14,800    Videsh Sanchar Nigam Ltd.                    402
         89,600    Wartsila Diesel Ltd.                         747
                                                       ------------
                                                            134,469
                                                       ------------
  INDONESIA (5.5%)
      4,530,500    Astra International (Foreign)             14,718
     11,288,294    Bank International Indonesia
                    (Foreign)                                 8,580
     20,407,000    Bank Negara Indonesia (Foreign)           11,687
      4,580,500    Bimantara Citra (Foreign)                  5,914
      2,705,500    Gudang Garam (Foreign)                    11,803
      2,973,000    Hanjaya Mandala Sampoerna
                    (Foreign)                                13,930
      7,404,777    Indah Kiat Pulp & Paper Corp.
                    (Foreign)                                 5,474
      1,792,000    Indofood Sukses Makmur (Foreign)           3,956
      3,480,500    Matahari Putra Prima (Foreign)             5,074
      3,658,500    Sorini Corp. (Foreign)                     1,714
      1,238,000    Telekomunikasi Indonesia (Foreign)         1,895
                                                       ------------
                                                             84,745
                                                       ------------
  ISRAEL (2.5%)
        592,600    Bank Hapoalim Ltd.                         1,169
        152,300    Blue Square ADR                            2,703
        100,500    Elbit Ltd.                                   215
        413,803    Elbit Medical Imaging Ltd.                 2,208
        413,803    Elbit Systems Ltd.                         3,298
          5,250    First International Bank of
                    Israel, Class 1                             657
          4,561    First International Bank of
                    Israel, Class 5                           3,008
        106,835    Koor Industries Ltd.                       9,832
        768,000    Osem Investment Ltd.                       4,275
                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
      4,002,150    Supersol Ltd.                       $     11,497
                                                       ------------
                                                             38,862
                                                       ------------
  KOREA (6.7%)
        154,800    Cho Hung Bank Co., Ltd. (Foreign)            811
        374,700    Cho Hung Bank Co., Ltd. GDR                2,033
         20,110    Chosun Brewery Co., Ltd.                     549
      1,349,270    Hanwa Chemical Corp.                      14,645
        286,590    Housing & Commercial Bank Korea            5,092
        265,160    Hyundai Engineering & Construction
                    Co.                                       5,478
        327,900    Kookmin Bank GDR                           5,804
          9,800    Kookmin Bank GDR (Foreign)                   171
        329,110    Korea Electric Power                       9,555
        270,400    Korea Exchange Bank                        1,706
          5,938    Korea Mobile Telecommunications
                    Corp.                                     5,580
        478,591    Korea Mobile Telecommunications
                    Corp. ADR                                 4,906
        162,760    LG Information & Communication
                    Ltd.                                     16,445
         20,890    Pohang Iron & Steel Co., Ltd.              1,337
        108,670    Pohang Iron & Steel Co., Ltd. ADR          2,581
        181,371    Samsung Electronics                       14,316
        110,620    Samsung Electronics GDR                    5,061
        345,639    Shinhan Bank Co., Ltd.                     4,956
        109,280    Ssangyong Oil Refining Co., Ltd.           1,977
                                                       ------------
                                                            103,003
                                                       ------------
  MALAYSIA (1.7%)
        978,000    Commerce Asset Holding Bhd                 6,867
      1,010,200    Genting Bhd                                6,848
        431,000    Rashid Hussain Bhd                         3,391
      1,442,000    Resorts World Bhd                          6,168
        390,000    United Engineers Ltd.                      3,399
                                                       ------------
                                                             26,673
                                                       ------------
  MEXICO (10.3%)
        590,602    Apasco                                     4,009
      4,068,734    Banacci, Class B                           9,300
        966,103    Banacci, Class L                           1,959
      6,860,658    Bancomer, Class B                          2,437
      1,110,780    Bancomer, Class B, 144A ADR                8,053
        385,475    Carso ADR                                  4,616
      1,212,460    Carso, Class A1                            7,120
      1,870,420    Cemex CPO                                  6,857

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
  MEXICO (CONTINUED)
      1,009,632    Cemex CPO ADR                       $      7,613
        149,940    Cemex, Class B                               606
        146,857    Cifra, Class A                               200
      1,200,725    Cifra, Class C                             1,685
        205,620    Desc ADR                                   5,398
      6,974,652    FEMSA, Class B                            30,905
         60,790    Gruma ADR                                  1,193
        509,044    Gruma, Class B                             2,510
        121,547    ICA ADR                                    1,930
      1,055,469    Maseca, Class B                            1,094
        731,438    Televisa CPO GDR                          18,194
      1,088,285    Telmex ADR                                41,899
         29,760    Telmex, Class L ADR                        1,146
                                                       ------------
                                                            158,724
                                                       ------------
  MOROCCO (0.8%)
        163,200    SNI Maroc, Series 'V' (Bearer)            12,305
                                                       ------------
  PAKISTAN (2.6%)
         35,316    Cherat Cement Ltd.                            22
         31,200    Dewan Salman Fibre                            30
        843,419    D.G. Khan Cement Ltd.                        318
      6,299,500    Fauji Fertilizer Co., Ltd.                12,338
      2,068,660    Karachi Electric Supply Corp.                839
      1,256,519    Nishat Mills Ltd.                            799
        716,106    Pakistan State Oil Co., Ltd.               5,003
         38,350    Pakistan Telecommunications Corp.
                    GDS                                       2,876
     19,589,000    Pakistan Telecommunications Corp.,
                    Class A                                  14,052
      4,859,854    Sui Northern Gas                           3,638
                                                       ------------
                                                             39,915
                                                       ------------
  PERU (0.3%)
             42    Cementos Lima                                 --
        199,350    Tel Peru, Class A ADR                      4,436
                                                       ------------
                                                              4,436
                                                       ------------
  PHILIPPINES (0.0%)
         22,496    Ayala Land, Inc., Class B                     26
                                                       ------------
  POLAND (1.9%)
        165,000    Agros Holding S.A.                            81
        165,000    Agros Holding S.A., Class C                4,159
         19,840    Bank Slaski S.A.                           1,871
         68,000    BRE Bank                                   2,035
        132,155    Debica S.A.                                3,503
         33,400    Eastbridge N.V.                            2,245
        587,000    Elektrim                                   5,155
        265,116    Exbud S.A.                                 3,535
                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
      2,085,038    International UNP Holdings Ltd.     $        301
        373,740    Mostostal Exports S.A.                     1,137
        493,000    Polifarb Wroclaw S.A.                      2,598
         11,125    Wedel S.A.                                   626
         22,135    Zywiec                                     1,548
                                                       ------------
                                                             28,794
                                                       ------------
  RUSSIA (7.7%)
        592,359    Alliance Cellulose Ltd.                    3,981
    112,039,000    Edinaya Energetics                        21,478
        400,000    Global Tele-Systems Group, Inc.
                    (Restricted)                              8,000
     54,315,000    Irkutskenergo                             13,959
        710,100    LUKoil Holding                            10,055
         80,000    LUKoil Holding ADR                         4,440
        127,230    LUKoil Holding GDR (144A)                  7,061
     16,490,000    Mosenergo                                 21,602
        352,340    Noyabrskneftegaz                           4,580
      2,911,600    Rostelecom (New)                          11,355
        317,851    Russian Telecomm Development Corp.         3,179
            990    Storyfirst Communications, Inc.,
                    Class C                                     660
          2,640    Storyfirst Communications, Inc.,
                    Class D                                   1,980
          3,250    Storyfirst Communications, Inc.,
                    Class E                                   3,250
          1,331    Storyfirst Communications, Inc.,
                    Class F                                   3,327
                                                       ------------
                                                            118,907
                                                       ------------
  SINGAPORE (0.3%)
      1,576,000    Want Want Holdings                         4,523
                                                       ------------
  SOUTH AFRICA (4.9%)
        722,800    Barlow Rand Ltd.                           8,022
        275,501    Bidvest Group Ltd.                         1,699
        120,000    De Beers Centenary AG                      4,371
        287,500    Dreifontein Consolidated Ltd.              2,609
        570,800    Ellerine Holdings Ltd.                     3,358
        213,600    First National Bank Holdings Ltd.          1,324
      1,702,700    Gencor Ltd.                                7,898
      @ 224,490    Morgan Stanley Africa Investment
                    Fund, Inc.                                3,760
        890,000    Persetel Holdings Ltd.                     5,558
        373,300    Rembrandt Group Ltd.                       3,991
        103,900    Reunert Ltd.                                 365
        500,000    Sage Group Ltd.                            2,478
      2,724,000    Sasol Ltd.                                29,123

                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
  SOUTH AFRICA (CONTINUED)
        800,000    Spur Holdings Ltd.                  $      1,593
                                                       ------------
                                                             76,149
                                                       ------------
  TAIWAN (3.7%)
      2,420,000    Acer, Inc.                                 6,107
      1,186,000    Asustek Computer, Inc.                    26,829
        690,900    Cathay Life Insurance Co., Ltd.            4,114
      3,714,600    China Steel Corp.                          3,561
      5,863,000    Far East Textiles                          8,750
      1,410,000    Formosa Plastics Corp.                     3,558
      1,393,000    Siliconware Precision Industries
                    Co.                                       4,477
                                                       ------------
                                                             57,396
                                                       ------------
  THAILAND (5.6%)
        233,000    Advanced Information Service PCL           1,993
      1,275,650    Advanced Information Service PCL
                    (Foreign)                                10,911
      1,867,400    Bangkok Bank PCL (Foreign)                18,131
      2,216,400    Finance One PCL (Foreign)                  2,028
        248,000    National Finance & Securities Co.,
                    Ltd.                                        332
      1,222,000    National Finance & Securities PCL
                    (Foreign)                                 1,636
      1,148,000    National Petrochemical PCL
                    (Foreign)                                 1,172
      1,201,400    Shinawatra Computer Co. PCL
                    (Foreign)                                10,091
      2,203,800    Siam Commercial Bank PCL (Foreign)        12,906
      3,006,600    Thai Farmers Bank PCL (Foreign)           19,577
      1,131,000    United Communications Industry             7,320
                                                       ------------
                                                             86,097
                                                       ------------
  TURKEY (3.7%)
      7,259,000    Aksa                                       1,166
     26,077,000    Arcelik                                    3,473
     23,161,000    Bossa                                      1,996
     41,314,050    Ege Biracilik                             10,518
     43,404,000    Erciyas Biracilik                          3,995
     80,584,000    Eregli Demir Celik                        10,889
     89,708,000    Garanti Bankasi A.S.                       6,114
        496,085    Turkiye Garanti Bankasi ADR 144A           3,381
                                                          VALUE
         SHARES                                           (000)
---------------                                        ------------
      3,375,750    Guney Biracilik Ve Malt Sanayii     $        254
      2,320,000    Migros (Registered)                        2,408
     85,761,000    Sabah                                      1,276
      2,380,000    Tat Konserve Sanayii                         317
      5,805,000    Trakya Cam Sanayii                           268
    263,362,000    Yapi Ve Kredi Bankasi A.S.                11,760
                                                       ------------
                                                             57,815
                                                       ------------
  ZIMBABWE (1.1%)
      1,740,000    Delta Corp.                                2,704
        559,500    Meikles Africa Ltd.                        1,237
      9,900,000    Trans Zambezi Industries Ltd. 144A         8,910
      3,800,000    Trans Zambezi Industries Ltd.
                    (Registered)                              3,420
                                                       ------------
                                                             16,271
                                                       ------------
TOTAL COMMON STOCKS (Cost $1,221,986)                     1,320,809
                                                       ------------
PREFERRED STOCKS (6.7%)
  BRAZIL (NON-VOTING STOCKS) (6.7%)
  1,517,291,448    Banco Bradesco                            12,534
    295,998,880    Banco Nacional                                14
     30,166,030    Brahma                                    19,665
        620,000    Brasmotor                                    177
      7,737,000    Coteminas                                  3,097
    288,899,993    CEMIG                                     11,891
     46,639,850    Eletrobras, Class B                       20,078
         89,520    Eletrobras, Class B ADR                    1,921
     18,089,800    Itaubanco                                  9,359
     48,513,000    Lojas Arapua                               1,145
         26,515    Lojas Arapua GDR 144A                        610
     39,236,000    Pao de Acucar                                846
        182,679    Pao de Acucar GDR 144A                     3,916
     46,268,333    Petrobras                                  9,195
         12,500    Sadia Concordia                                9
     74,882,000    Telebras                                   7,748
          7,769    Telebras ADR                                 795
      6,018,615    Telesp                                     1,528
                                                       ------------
                                                            104,528
                                                       ------------
  INDIA (0.0%)
          2,700    Fabworth (India) Ltd.                          1
                                                       ------------
  RUSSIA (0.0%)
         85,000    Norilsk Nickel                               349
                                                       ------------
TOTAL PREFERRED STOCKS (Cost $85,538)                       104,878
                                                       ------------

         NO. OF                                           VALUE
         RIGHTS                                           (000)
---------------                                        ------------
RIGHTS (0.0%)
  INDIA (0.0%)
        155,100    ITC Agrotech Ltd.                   $         --
                                                       ------------
  SOUTH AFRICA (0.0%)
         13,224    Bidvest Group Ltd., expiring
                    10/04/97                                      1
                                                       ------------
TOTAL RIGHTS (Cost $0)                                            1
                                                       ------------
         NO. OF
       WARRANTS
---------------
WARRANTS (0.1%)
  HONG KONG (0.0%)
        460,241    Lai Sun Hotels International,
                    expiring 4/30/99                             --
                                                       ------------
  INDIA (0.0%)
        176,850    Apollo Tyres Ltd., expiring
                    2/28/98                                     126
         27,383    Flex Industries Ltd., expiring
                    11/23/97                                     33
         44,702    Garware Plastics & Polyester,
                    expiring 4/04/98                             --
                                                       ------------
                                                                159
                                                       ------------
  INDONESIA (0.0%)
      1,003,404    Bank International Indonesia
                    (Foreign), expiring 1/17/00                 355
                                                       ------------
  THAILAND (0.1%)
        800,000    Thai Farmers Bank PCL (Foreign),
                    expiring 9/30/99                            385
        970,662    Thai Farmers Bank PCL (Foreign),
                    expiring 9/15/02                            701
                                                       ------------
                                                              1,086
                                                       ------------
TOTAL WARRANTS (Cost $1,458)                                  1,600
                                                       ------------
     FACE
    AMOUNT
     (000)
---------------
FIXED INCOME SECURITIES (0.3%)
  BULGARIA (0.3%)
$         3,950    Bulgaria Discount Bond, Series A,
                    'Euro', (Floating Rate), 6.563%,
                    7/28/24                                   2,345
          6,250    Bulgaria Front Loaded Interest
                    Reduction Bond, Series A, 2.25%,
                    7/28/12                                   2,633
                                                       ------------
TOTAL FIXED INCOME SECURITIES (Cost $4,479)                   4,978
                                                       ------------
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                        ------------

CONVERTIBLE DEBENTURES (0.2%)
  INDIA (0.0%)
   INR      336    DCM Shriram Industries Ltd.,
                    7.50%, 2/21/02                     $        361
$           130    Tata Iron & Steel Co., Ltd.,
                    2.25%, 4/01/99                              118
                                                       ------------
                                                                479
                                                       ------------
  RUSSIA (0.2%)
            675    Storyfirst Communications, Inc.,
                    First Section, Tranche I, 25.00%,
                    4/30/97                                     802
            745    Storyfirst Communications, Inc.,
                    Second Section, Tranche I,
                    25.00%, 4/30/97                             885
            371    Storyfirst Communications, Inc.,
                    Tranche II, 26.00%, 4/30/97                 441
            562    Storyfirst Communications, Inc.,
                    Tranche IV, 28.00%, 4/30/97                 667
                                                       ------------
                                                              2,795
                                                       ------------
TOTAL CONVERTIBLE DEBENTURES (Cost $3,384)                    3,274
                                                       ------------
NON-CONVERTIBLE DEBENTURES (0.2%)
  INDIA (0.2%)
   INR      341    DCM Shriram Industries Ltd.,
                    9.90%, 2/21/02                              468
             45    Garware Plastics & Polyester,
                    16.00%, 5/01/05                             111
            700    Saurashtra Cement & Chemicals
                    Ltd., 18.00%, 11/27/98                    1,647
                                                       ------------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $3,207)
                                                              2,226
                                                       ------------
LOAN AGREEMENTS (0.4%)
  POLAND (0.0%)
$            54    Republic of Poland Interest
                    Arrears PDI Bonds, (Floating
                    Rate), 3.75%, 10/27/14                       43
                                                       ------------
  RUSSIA (0.4%)
   CHF   11,910    Bank for Foreign Economic Affairs
                    0.00%, 12/31/00                           6,227
                                                       ------------
TOTAL LOAN AGREEMENTS (Cost $3,270)                           6,270
                                                       ------------
TOTAL FOREIGN SECURITIES (93.6%)   (Cost $1,323,322)
                                                          1,444,036
                                                       ------------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                        ------------
SHORT-TERM INVESTMENT (5.1%)
  REPURCHASE AGREEMENT (5.1%)
$        78,994    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $79,007,
                    collateralized by U.S. Treasury
                    Notes, 9.125%, due 5/15/99,
                    valued at $80,652 (Cost $78,994)   $     78,994
                                                       ------------
FOREIGN CURRENCY (2.2%)
  ARP         4    Argentine Peso                                 4
  BRL        65    Brazilian Real                                62
  EGP        19    Egyptian Pound                                 5
  HUF    59,707    Hungarian Forint                             340
  INR   552,995    Indian Rupee                              15,423
 IDR 10,017,824    Indonesian Rupiah                          4,172
  KRW 1,235,502    Korean Won                                 1,380
   MXP      291    Mexican Peso                                  37
  PKR    78,178    Pakistan Rupee                             1,951
  PHP     2,186    Philippines Peso                              83
 PLZ      1,815    Poland Zlotey                                590
  ZAR    16,201    South African Rand                         3,666
  LKR         2    Sri Lankan Rupee                              --
   TWD   87,155    Taiwan Dollar                              3,165
  THB       887    Thai Baht                                     34
   ZWD   30,010    Zimbabwe Dollar                            2,665
                                                       ------------
TOTAL FOREIGN CURRENCY (Cost $33,751)                        33,577
                                                       ------------
TOTAL INVESTMENTS (100.9%) (Cost $1,436,067)              1,556,607
                                                       ------------
OTHER ASSETS AND LIABILITIES (-0.9%)
  Other Assets                                              109,207
  Liabilities                                              (122,735)
                                                       ------------
                                                            (13,528)
                                                       ------------
NET ASSETS (100%)                                      $  1,543,079
                                                       ------------
                                                       ------------

                                                          VALUE
                                                          (000)
                                                       ------------
CLASS A:
NET ASSETS                                               $1,532,067
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 94,865,926 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)               $16.15
                                                       ------------
                                                       ------------
CLASS B:
NET ASSETS                                                  $11,012
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 682,246 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                     $16.14
                                                       ------------
                                                       ------------

----------------------------------

 @            --       Advised by an affiliate
 ADR          --       American Depositary Receipt
 GDR          --       Global Depositary Receipt
 GDS          --       Global Depositary Shares
 CPO          --       Ordinary Participating Certificates (no voting rights)
 PCL          --       Public Company Limited
 PDI          --       Past Due Interest
 Floating Rate -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 1997.